Document and Entity Information	Sep. 21, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	MICROSOFT CORP
Document Period End Date	Sep. 21, 2020
Amendment Flag	false
Entity Central Index Key	0000789019
Document Type	8-K
Entity Incorporation State Country Code	WA
Entity File Number	001-37845
Entity Tax Identification Number	91-1144442
Entity Address, Address Line One	One Microsoft Way
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-6399
City Area Code	425
Local Phone Number	882-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.00000625 par value per share
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
M 2.125 Notes Due 20213 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2021
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
M 3.125 Notes Due 20281 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Notes due 2028
Trading Symbol	MSFT
Security Exchange Name	NASDAQ
M 2.625 Notes Due 20332 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2033
Trading Symbol	MSFT
Security Exchange Name	NASDAQ